Acquisition	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
4.	Acquisition:

On November 18, 2013 (“Closing” or “Closing Date”), the Company completed the acquisition of Correvio LLC (“Correvio”) (the “Transaction”), a privately held pharmaceutical company headquartered in Geneva, Switzerland, focused on the worldwide marketing, excluding the United States, of AGGRASTATTM, a branded prescription pharmaceutical. The Company acquired 100% of Correvio through the purchase of a combination of assets and shares of its subsidiaries in exchange for 19.9% of the Company’s outstanding shares (pro forma ownership of approximately 16.6%) and deferred consideration of $12,000. The deferred consideration will be repaid monthly at an amount equal to 10% of cash receipts from product sales and any applicable interest accrued at 10% compounded annually. The deferred consideration must be repaid in full by December 1, 2019.

The Transaction was accounted for as an acquisition of a business; accordingly, the assets acquired and liabilities assumed were recorded at their respective fair values as of the acquisition date. The determination of fair value requires management to make significant estimates and assumptions. The excess of the purchase price over the preliminary value assigned to the net assets acquired was recorded as goodwill. The Transaction closed on November 18, 2013, and accordingly, the results of operations of the acquired business have been included in the Company’s results of operations since the acquisition date. Certain estimated values , predominantly intangible assets, are not yet finalized and may be subject to change. As a result, goodwill has not yet been assigned to the respective reporting units. The Company expects to finalize these amounts as soon as possible, but no later than one year from the acquisition date.

The Transaction accelerates the Company’s launch of BRINAVESSTM and transformation into a global commercial organization positioned for future growth, reduces BRINAVESSTM build out costs and shortens the time to profitability by providing an established operational and financial infrastructure with significant operating cost synergies.

A preliminary allocation of the purchase price to the assets acquired and liabilities assumed is as presented below:

Consideration

Equity instruments (2,481,596 common shares of the Company)	9,629	(1)
Deferred consideration	10,685	(2)
Cash consideration	1,266

Fair value of total consideration transferred	$21,580

(1)
The fair value of 19.9% of the Company’s outstanding shares issued on Closing Date (a total of 2,481,596 shares) with a value of $3.88 per share for a total of $9,629 determined based on the closing price on the last trading day immediately preceding the Transaction.

(2)
The fair value of the deferred consideration of $12,000 incurred by the Company on Closing Date adjusted by estimated post-closing adjustments of $1,315. Post-closing adjustments are not complete. This fair value measure is based on significant inputs that are not observable in the market (Level 3 inputs) including: (a) discount factor, (b) estimate of post-closing adjustments and (c) forecasted cash receipts from product sales.

Preliminary allocation of purchase price:

Assets acquired
Restricted cash and deposits	$1,274
Accounts receivable	6,142
Inventories	3,781
Prepaid expense and other assets	960
Property and equipment	413
Identifiable intangible assets	16,961
Goodwill	318

Liabilities assumed
Accounts payable and accrued liabilities	8,162
Deferred rent	107

Fair value of net assets acquired	$21,580

The following table provides the components of the identifiable intangible assets acquired that are subject to amortization:

	Estimated
	useful life

Marketing rights	10 years	$15,830
Trade name	10 years	1,131

		$16,961

Correvio’s results of operations have been included in the Company’s financial statements for the period subsequent to the closing. Correvio contributed revenues of $3,805  and losses of $275  to the Company for the period from the consummation of the acquisition through December 31, 2013. The following unaudited supplemental pro forma data presents consolidated information as if the acquisition had been completed on January 1, 2012. The pro forma financial information is presented for informational purposes only and is not indicative of the results of operations that would have been achieved if the acquisition had taken place at the beginning of fiscal 2012. The pro forma financial information presented includes amortization charges for acquired tangible and intangible assets, based on the values assigned in purchase price allocation.

	2013	2012
Pro forma information
Revenue	$30,775	$40,120
Net income (loss)	2,169	(16,653)

Basic income (loss) per share	$0.15	$(1.13)
Diluted income (loss) per share	$0.14	$(1.13)

The pro forma net income (loss) and pro forma net income (loss) per share for the years ended December 31, 2013 and 2012 have been amended to adjust for certain calculation errors.